Other Intangible Assets Disclosure: Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, gross	$ 2,208,998	$ 2,337,448
Accumulated amortization of intangible assets	(786,248)	(663,712)
Intangible assets, net	1,422,750	1,673,736
Capitalized software costs
Intangible assets, gross	2,048,998	2,182,640
Accumulated amortization of intangible assets	(763,684)	(582,017)
Intangible assets, net	1,285,314	1,600,623
License agreements and contracts
Intangible assets, gross	75,000	69,808
Accumulated amortization of intangible assets		(69,808)
Intangible assets, net	75,000
Domain names
Intangible assets, gross	85,000	85,000
Accumulated amortization of intangible assets	(22,564)	(11,887)
Intangible assets, net	$ 62,436	$ 73,113